RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 25	$ 33
Post-employment benefits	3	4
Share-based payments and other	27	31
Key management personnel compensation	$ 55	$ 68